Other income (expense) (Tables)	12 Months Ended
Dec. 31, 2018
Other Income Expense [Abstract]
Other income (expense) table

	2018	2017

Foreign exchange gains (losses)	$26,205	$(23,168)
Gain on restructuring of JV Inkai(a)	48,570	-
Sale of exploration interests(b)	25,027	-
Contract restructuring	6,201	-
Write-off of long-term receivables	-	(5,926)
Other	2,157	(1,316)

Total	$108,160	$(30,410)